Fixed assets - Fixed assets payables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Total fixed assets payable	€ 3,665	€ 3,447	€ 3,656	€ 3,707
Non-current fixed assets payable	817	612	610
Current fixed assets payable	€ 2,848	€ 2,835	€ 3,046